Income Taxes - Schedule of Reconciliation of Income Tax Expense (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate, percent	19.00%	19.00%	19.00%